Equity - Schedule of changes in currency translation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [Line Items]
Opening balance	€ 2,767	€ 2,192
Closing balance	687	2,767	€ 2,192
Currency translation reserve
Disclosure of equity [Line Items]
Opening balance	(2,527)	(2,395)	(3,483)
Unrealised revaluations	(222)	183	(7)
Realised gains/losses transferred to the statement of profit or loss	1		4
Exchange rate differences	763	(316)	444
Closing balance	€ (1,986)	€ (2,527)	(2,395)
Currency translation reserve | Impact IAS 29 on opening balance
Disclosure of equity [Line Items]
Opening balance			€ 647